Dividends	12 Months Ended
Dec. 31, 2023
Dividends [Abstract]
Dividends
35. Dividends
The annual dividends to the shareholders of the Parent Company for the year ended December 31, 2022, amounting to ￦ 564,970 million (￦ 1,450 per share) were declared at the annual general shareholders’ meeting on March 24, 2023 and paid in April 10, 2023.
According to the resolution of the board of directors on April 27, 2023, the quarterly dividend amounting to ￦ 195,966 million (￦ 510 per share) with dividend record date of March 31, 2023 were paid on May 11, 2023; according to the resolution of the board of directors on July 25, 2023, the quarterly dividend amounting to ￦ 195,966 million (￦ 510 per share) with dividend record date of June 30, 2023 were paid on August 8, 2023; and according to the resolution of the board of directors on October 24, 2023, the quarterly dividend amounting to ￦ 194,998 million (￦ 510 per share) with dividend record date of September 30, 2023 were paid on November 8, 2023. The annual dividends to the shareholders of the Company for the year ended December 31, 2023, amounting to ￦ 587,006 million (￦ 1,530 per share) was declared at the general shareholders’ meeting on March 22, 2024. The Group’s consolidated financial statements as of and for the year ended December 31, 2023, do not reflect this dividend payable.
Meanwhile, the annual dividends and quarterly dividends paid in 2022 were ￦ 853,299 million (￦ 2,190 per share) and ￦ 584,452 million (￦ 500 per share), respectively.